Property, IT and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost
Beginning	$ 46	$ 45
Additions		1
Disposals
Ending	46	46
Depreciation
Beginning	23	10
Charge in year	16	13
Ending	39	23
Net Book Value	7	23
Fixtures and fittings [Member]
Cost
Beginning	15	15
Additions
Disposals
Ending	15	15
Depreciation
Beginning	3	1
Charge in year	6	2
Ending	9	3
Net Book Value	6	12
IT equipment [Member]
Cost
Beginning	31	30
Additions		1
Disposals
Ending	31	31
Depreciation
Beginning	20	9
Charge in year	10	11
Ending	30	20
Net Book Value	$ 1	$ 11